PREPAYMENTS, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Prepayments Net
Beginning balance	$ 147,631	$ 188,264
Addition	9,803,067	(50,757)
Exchange rate effect	120,002	10,124
Ending balance	$ 10,070,700	$ 147,631